Net revenues (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NetRevenuesLineItems [Line Items]
Billing from products	$ 2,898,210,000	$ 2,074,203,000	$ 2,473,534,000
Percentage of billing from products	10.00%
Other tax expenses	$ 71,949
One customer [member]
NetRevenuesLineItems [Line Items]
Billing from products	$ 390,469